Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 58,829,900	$ 65,493,106
Cost of revenue	41,947,684	44,852,994
Gross profit	16,882,216	20,640,112
Interest Expenses	411,805	534,230
Depreciation & amortization	1,441,180	1,506,943
Segment profit	8,926,753	14,716,884
Segment assets	87,074,992	78,708,594
Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	28,618,875	34,824,870
Gross profit	14,616,190	18,226,938
Interest Expenses	324,643	295,204
Depreciation & amortization	478,400	508,607
Segment profit	10,235,984	13,759,901
Segment assets	72,302,734	64,878,256
Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	3,463,818	2,936,503
Gross profit	115,653	62,960
Interest Expenses	85,828	150,685
Depreciation & amortization	72,715	79,293
Segment profit	(734,126)	178,931
Segment assets	2,071,215	6,760,386
Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Cost of revenue	9,864,991	7,091,621
Gross profit	2,150,373	2,350,214
Interest Expenses	1,622	88,341
Depreciation & amortization	890,065	919,043
Segment profit	256,704	778,830
Segment assets	7,738,850	7,069,952
External customers [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,829,900	65,493,106
External customers [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43,235,065	53,051,808
External customers [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,579,471	2,999,463
External customers [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,015,364	9,441,835
Intersegment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,302,766	1,833,282
Intersegment [Member] | Consumer product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	736,527	1,073,530
Intersegment [Member] | Trading [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,988	0
Intersegment [Member] | Biofuel Energy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 554,251	$ 759,752